UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment             (    ) Amendment Number:
This Amendment (Check only one.):   (    ) is a restatement
                                    (    ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                  FBR Fund Advisers, Inc.
Address:               1001 Nineteenth Street North
                       Arlington, VA  22209

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is Signed hereby represent that the person signing the report is authorized to submit it, That all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Frank Walker
Title:          Chief Compliance Officer, FBR Fund Advisers, Inc.
Phone:          703-312-9604

Signature, Place, and Date of Signing:

/s/ Frank Walker

Frank Walker  Arlington, VA          August 13, 2009

Report Type (Check only one.):

(   )    13F HOLDINGS REPORT
( X )    13F NOTICE.
(   )    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

028-      FBR Capital Markets Corporation